Deposits (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Security deposits	$ 535,554	$ 560,341
Building
Security deposits	43,309	43,310
Aircraft
Security deposits	$ 492,245	$ 517,031